Description of the Plan (Details) - EBP 032	12 Months Ended
	Dec. 31, 2025 USD ($) yr Rate	Dec. 31, 2024 USD ($) Rate
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	80.00%
EBP, Participant Contribution, Automatic, Deferral Rate	6.00%
Automatic Escalation Percentage	100.00%
Automatic Escalation Percentage Maximum	1500.00%
Olin Common Stock Fund Maximum Allocation Percentage	2000.00%
Matching Contribution Immediate Vesting Percentage	10000.00%
Retirement Contribution Percentage Immediately Vested	300.00%
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution | $	$ 1,518,789	$ 1,800,000
EBP, Forfeited Nonvested Account | $	144,082	$ 149,017
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount | $	$ 50,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
Maximum Loan Term, Years | yr	5
Outstanding Loan Rate, Minimum	3.25%	3.25%
Outstanding Loan Rate, Maximum	9.50%	8.50%
New Loan Rate, Minimum	7.00%	7.75%
New Loan Rate, Maximum	7.50%	8.50%
EBP, Plan Termination [Text Block]
Plan Termination

Although it has not expressed any intent to do so, Olin has the right under the Plan to terminate the Plan, subject to the provisions of ERISA. In the event of Plan termination, participants will become 100% vested in their accounts.

Less than 2 years of service [Member]
EBP, Description of Plan [Line Items]
Retirement Contribution Vesting Percentage	0.00%
2 years of service [Member]
EBP, Description of Plan [Line Items]
Retirement Contribution Vesting Percentage	5000.00%
3 years of service or more [Member]
EBP, Description of Plan [Line Items]
Retirement Contribution Vesting Percentage	10000.00%